Financial assets and financial liabilities - Financial liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial liabilities	R$ 2,597,361	R$ 405,286
Current	491,844	228,996
Non-current	2,105,517	186,611
Amortized cost Category | Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	99,697	41,706
Amortized cost Category | Loans and financing
Disclosure of financial liabilities [line items]
Financial liabilities	1,645,368	0
Amortized cost Category | Lease liabilities.
Disclosure of financial liabilities [line items]
Financial liabilities	323,339	161,532
Amortized cost Category | Payables from acquisition of subsidiaries
Disclosure of financial liabilities [line items]
Financial liabilities	509,152	149,765
At FVPL | Share-based compensation
Disclosure of financial liabilities [line items]
Financial liabilities	R$ 19,805	R$ 52,283